Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Line Items]
Accounts receivable, net	₩ 71,213	₩ 77,257
Other receivables, net	3,637	140
Accounts receivable
Trade And Other Receivables [Line Items]
Non-related party	69,867	74,702
Related party	1,972	2,874
Accounts receivable | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	(626)	(319)	₩ (689)	₩ (579)
Accounts receivable | Loss allowance | Lifetime expected credit losses [member]
Trade And Other Receivables [Line Items]
Less : Loss allowance	(626)	(319)
Other receivables
Trade And Other Receivables [Line Items]
Non-related party	3,642	145
Related party	0	0
Other receivables | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	(5)	(5)	₩ (5)	₩ (5)
Other receivables | Loss allowance | Lifetime expected credit losses [member]
Trade And Other Receivables [Line Items]
Less : Loss allowance	₩ (5)	₩ (5)